Supplementary Financial Statements Information (Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 8,436	$ 13,720	$ 11,400
Customer One [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	14.00%
Customer Two [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	12.00%
Customer Three [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	10.00%
Customer Four [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	10.00%
Enterprise Solution [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	8,430	13,160	10,833
Carrier Solution [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6	560	567
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	91	1,360	546
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	3,194	5,660	4,699
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,118	2,137	1,966
South and Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,184	400	599
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,677	3,654	3,395
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 172	$ 509	$ 195